[LOGO]

CITI[SM]
NEW YORK
TAX FREE
INCOME
FUND



ANNUAL REPORT

DECEMBER 31, 2000


















--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

CITI NEW YORK TAX FREE INCOME FUND



Letter to Our Shareholders                                  1
 .................................................................
Portfolio Environment and Outlook                           2
 .................................................................
Fund Facts                                                  4
 .................................................................
Portfolio Highlights                                        4
 .................................................................
Fund Performance                                            5
 .................................................................
Portfolio of Investments                                    6
 .................................................................
Statement of Assets and Liabilities                         9
 .................................................................
Statement of Operations                                     9
 .................................................................
Statement of Changes in Net Assets                         10
 .................................................................
Financial Highlights                                       11
 .................................................................
Notes to Financial Statements                              12
 .................................................................
Independent Auditors' Report                               16
 .................................................................

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   The past year has been generally positive for municipal bonds. After starting 2000 at relatively inexpensive valuations, municipal bonds rallied in the latter part of the year. Stable interest rates and a slowing economy painted a bullish picture for bonds in general, while declining new issue supply further bolstered the municipal bond market.

   This report reviews the Citi New York Tax Free Income Fund's investment activities and performance during the twelve months ended December 31, 2000 and provides a summary of Citibank's perspective on and outlook for the municipal bond market. The Fund seeks to generate high levels of current income exempt from federal, New York State and New York City personal income taxes and preserve the value of its shareholders' investment. Under normal market conditions, the Fund normally invests at least 80% of its assets in municipal obligations issued by the State of New York and its municipalities, agencies and other public authorities.

   Thank you for your continued confidence in our investment management approach.


Sincerely,

/S/ Heath B. McLendon
---------------------
Heath B. McLendon
President
January 5, 2001

PORTFOLIO ENVIRONMENT AND OUTLOOK

  For the twelve months ended December 31, 2000, the Fund returned 11.54%. In comparison, the Fund's benchmark, the Lehman Brothers Municipal Bond Index returned 12.84% over the same period.

  THE MANAGER   ATTRIBUTES THE FUND'S  PERFORMANCE TO POSITIVE MARKET CONDITIONS
AND A CONSERVATIVE, LONG-TERM INVESTMENT STRATEGY, WHICH ENABLED THE FUND TO MAINTAIN HIGH YIELDS FROM HIGH-QUALITY SECURITIES AS INTEREST RATES DECLINED.

  In sharp contrast to the difficulties experienced by the stock market, municipal bonds enjoyed a relatively good year in 2000. Municipal bonds responded positively to supply-and-demand factors that were unique to their market. Additionally, a slowdown of the U.S. economy caused certain interest rates to decline, benefiting the prices of many municipal bonds.

  WHEN THE REPORTING PERIOD BEGAN ON JANUARY 1, 2000, THE U.S. ECONOMY WAS GROWING SO STRONGLY THAT MANY MUNICIPALITIES ENJOYED GREATER-THAN-EXPECTED TAX REVENUES, REDUCING THEIR NEED TO BORROW IN THE TAX-EXEMPT MARKETPLACE. With less need to borrow, New York State and its municipalities issued fewer securities in 2000 than they did in 1999. Yet, at the same time, demand for tax-exempt bonds surged, primarily from New York residents seeking to protect wealth derived from good business conditions in the strong U.S. economy. When inflation concerns began to adversely affect the stock market in March and April 2000, additional demand was created as investors shifted assets from stocks to high-quality municipal bonds. When the supply of newly issued bonds is low and demand is high, existing bond prices tend to rise.

  THE TAX-EXEMPT MARKET BENEFITED FURTHER WHEN SIGNS OF AN ECONOMIC SLOWDOWN CAUSED INTEREST RATES TO DECLINE DURING THE SECOND HALF OF THE YEAR. The Federal Reserve Board (the "Fed") raised short-term interest rates three times during the first half of 2000, for a total increase during the reporting period of 1%. These moves toward a more restrictive monetary policy evidently had the desired effect of slowing the economy and relieving inflationary pressures. Economic growth fell from a high Annualized rate of 5.6% as of June 30, 2000 to just 2.2% as of September 30, 2000, the weakest performance in four years. With inflation no longer a serious threat, high-quality bond yields fell and prices rose.

   From a security selection standpoint, the manager maintained focus on high-quality bonds during the reporting period with maturities in the 10- to 15-year range. Moreover, the manager also tended to avoid riskier discount bonds, preferring instead highly rated New York bonds with competitive yields and some protection from early redemption.

  Looking forward, the manager expects the Fed's reduction of interest rates to bring the U.S. economy into a "soft landing." The manager also believes that demand for municipal bonds should remain strong based on economic issues related to the outcome of the presidential election. One of the main topics in the campaign was how to spend the enormous federal surplus being accumulated.

  The Congressional Budget Office's baseline projections show surpluses rising from $232 billion in 2000 to $685 billion in 2010. In fact, the total budget surplus over the next 10 years is projected to be about $4.6 trillion, part of which may be devoted to debt reduction. The gradual elimination of outstanding U.S. Treasury debt over the next decade may continue, putting sovereign debt of all types, including municipal bonds, in short supply. For this reason, the manager expects demand for municipals to remain robust over the near term.

FUND FACTS



FUND OBJECTIVE

To generate high levels of current income exempt from federal, New York State and New York City personal income taxes+ and preserve the value of its shareholders' investment.

INVESTMENT MANAGER                       DIVIDENDS
Citibank, N.A.                           Declared daily, paid monthly, if any

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
September 8, 1986                        Distributed semi-annually, if any

NET ASSETS AS OF 12/31/00                BENCHMARKS
$172.4 million                           o  Lipper New York State Municipal
                                            Bond Funds Average
                                         o  Lehman Brothers
                                            Municipal Bond Index*

* The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond markets with maturities of at least one year.

+ A portion of the income may be subject to the Federal Alternative Minimum Tax. Consult your personal tax adviser.


PORTFOLIO HIGHLIGHTS

PORTFOLIO DIVERSIFICATION AS OF DECEMBER 31, 2000

[REPRESENTATION OF PIE CHART IN PRINTED PIECE.]

State Agencies                   23%
Transportation Revenue           21%
General Obligation Bonds         11%
Housing Revenue                  10%
Other Revenue                     9%
Water/Sewer Revenue               8%
Healthcare                        5%
Sales Tax Revenue                 7%
Power Revenue                     4%
*Short-Term                       2%

*Includes cash and net other assets

FUND PERFORMANCE
TOTAL RETURNS

                                                 ONE       FIVE        TEN
ALL PERIODS ENDING DECEMBER 31, 2000            YEAR      YEARS*      YEARS*
--------------------------------------------------------------------------------
Citi New York Tax Free Income Fund             11.54%      5.32%       6.74%
Lipper New York State Municipal Bond
 Funds Average                                 11.72%      4.71%       6.68%
Lehman Brothers Municipal Bond Index           12.84%      6.25%       7.32%

 * Average Annual Total Return

30-Day SEC Yield                 4.60%
Income Dividends Per Share      $0.560

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on 12/31/90 would have grown to $19,191, as of 12/31/00. The graph shows how the Fund compares to its benchmarks over the same period.


[Representation of graphic in printed piece.]

                               Lipper New York  Lehman Brothers
                Citi New York  State Municipal   Municipal Bond
                 Free Income    Bond Funds          Index
                     Fund         Average        (unmanaged)

   12/31/90          10000          10000          10000
                     10168          10136          10135
                     10154          10192          10223
                     10153          10230          10226
                     10312          10389          10363
                     10401          10471          10455
                     10391          10460          10445
                     10545          10630          10572
                     10698          10783          10711
                     10868          10945          10851
                     10982          11050          10948
                     10993          11065          10979
   12/31/91          11234          11293          11215
                     11195          11231          11240
                     11223          11273          11244
                     11188          11309          11248
                     11260          11429          11348
                     11450          11595          11482
                     11681          11835          11675
                     12083          12268          12025
                     11908          12082          11908
                     11949          12118          11985
                     11733          11916          11868
                     12001          12208          12080
   12/31/92          12117          12364          12204
                     12308          12516          12345
                     12780          13012          12792
                     12675          12879          12657
                     12771          13020          12785
                     12800          13112          12857
                     13012          13332          13071
                     13016          13328          13088
                     13240          13619          13360
                     13393          13770          13512
                     13416          13796          13537
                     13295          13642          13418
   12/31/93          13574          13928          13701
                     13706          14076          13857
                     13368          13722          13499
                     12762          13105          12950
                     12786          13118          13060
                     12894          13246          13173
                     12737          13153          13097
                     12991          13384          13337
                     13052          13429          13378
                     12796          13171          13182
                     12551          12883          12947
                     12269          12533          12713
   12/31/94          12560          12880          12993
                     12909          13244          13364
                     13285          13670          13753
                     13436          13786          13911
                     13448          13803          13928
                     13956          14248          14372
                     13765          14056          14247
                     13829          14143          14383
                     14010          14303          14565
                     14049          14377          14657
                     14361          14610          14869
                     14675          14891          15116
   12/31/95          14807          15044          15261
                     14873          15112          15377
                     14688          14985          15272
                     14462          14738          15076
                     14396          14675          15034
                     14422          14674          15028
                     14584          14830          15192
                     14717          14970          15329
                     14673          14934          15326
                     14930          15166          15540
                     15065          15317          15716
                     15338          15593          16003
   12/31/96          15253          15513          15936
                     15278          15508          15967
                     15428          15648          16113
                     15229          15446          15899
                     15353          15580          16033
                     15619          15812          16275
                     15801          15972          16449
                     16283          16459          16904
                     16079          16268          16745
                     16263          16453          16945
                     16377          16550          17053
                     16461          16641          17153
   12/31/97          16719          16905          17404
                     16921          17069          17583
                     16889          17062          17588
                     16900          17065          17604
                     16801          16930          17524
                     17133          17235          17801
                     17197          17300          17871
                     17202          17325          17915
                     17523          17614          18193
                     17773          17835          18420
                     17750          17765          18420
                     17803          17818          18485
   12/31/98          17872          17853          18532
                     18113          18050          18752
                     17954          17947          18670
                     17950          17945          18696
                     17991          17984          18743
                     17816          17839          18634
                     17501          17532          18366
                     17545          17550          18432
                     17388          17318          18284
                     17386          17256          18292
                     17111          16971          18094
                     17356          17147          18286
   12/31/99          17205          16979          18148
                     17069          16850          18068
                     17317          17100          18278
                     17744          17507          18676
                     17573          17372          18566
                     17453          17244          18469
                     17965          17715          18959
                     18170          17963          19222
                     18424          18234          19518
                     18333          18117          19416
                     18557          18311          19628
                     18682          18450          19777
   12/31/00          19191          18972          20265



The graph assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. Investors may not invest directly in an index.

CITI NEW YORK TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS                                      December 31, 2000


CITI NEW YORK TAX FREE INCOME FUND


MOODY'S
BOND                                 PRINCIPAL
RATING                                 AMOUNT
(UNAUDITED)    ISSUER              (000'S OMITTED)          VALUE
-------------------------------------------------------------------------------
MUNICIPAL      BONDS -- 98.1%
-------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS -- 11.2%
-------------------------------------------------------------------------------
A3   New York City, NY,
     Series A,
     6.25% due 8/01/12                 $ 3,200           $3,492,512
A3   New York City, NY,
     Series B,
     Unrefunded,
     6.375% due 8/15/11                  1,185            1,286,223
A3   New York City, NY,
     Series F,
     5.25% due 8/01/17                   7,000            7,100,660
A3   New York City, NY,
     Series F, Prerefunded,
     7.65% due 2/01/06                   2,700            2,844,315
Aaa  New York City, NY,
     Series
     F, Prerefunded,
     8.40% due 11/15/06                  1,825            1,920,758
A2   New York State
     5.75% due 8/01/14                   2,450            2,639,042
                                                         ----------
                                                         19,283,510
                                                         ----------
HEALTHCARE -- 5.0%
--------------------------------------------------------------------------------
Aaa  New York State
     Dormitory Authority,
     North Shore
     University
     5.50% due 11/01/12                  2,485           2,677,637
Aaa  New York State
     Dormitory Authority,
     North Shore
     University
     5.50% due 11/01/14                  4,000           4,297,040
Aaa  New York State
     Dormitory Authority,
     Sloan Kettering
     Hospital
     5.50% due 7/01/17                   1,600           1,715,248
                                                         ---------
                                                         8,689,925
                                                         ---------
HOUSING REVENUE -- 10.4%
--------------------------------------------------------------------------------
Aaa  New York State
     Housing Finance
     Agency, ETM
     5.625% due 5/01/12                  3,000           3,091,320
Aaa  New York State
     Housing Finance
     Agency, ETM
     5.875% due 9/15/14                  4,000           4,153,040
Aaa  New York State
     Housing Finance
     Agency, ETM
     7.90% due 11/01/06                  5,750           6,558,163
Aa   New York State
     Mortgage Agency
     Revenue, AMT
     5.35% due 10/01/18                  3,200           3,192,448
Aa   New York State
     Mortgage Agency
     Revenue, AMT
     7.25% due 10/01/07                    970           1,000,904
                                                        ----------
                                                        17,995,875
                                                        ----------









POWER REVENUE -- 3.7%
--------------------------------------------------------------------------------
Aaa  Long Island Power
     Authority, NY
     Zero Coupon
     12/01/11                            1,990           1,192,488
Aaa  Long Island Power
     Authority, NY
     Zero Coupon
     6/01/15                             3,280           1,594,310
Aaa  Long Island Power
     Authority, NY
     Zero Coupon
     6/01/18                             3,000           1,223,310
Aaa  Long Island Power
     Authority, NY
     Zero Coupon
     6/01/22                             4,000           1,289,080
Aaa  Puerto Rico Electric
     Power Authority
     5.25% due 7/01/2                   11,000           1,003,560
                                                         ---------
                                                         6,302,748
                                                         ---------
SALES TAX REVENUE -- 7.0%
--------------------------------------------------------------------------------
Aa3  New York City
     Transitional, NY,
     Series A
     5.75% due 2/15/17                   5,000           5,421,900
Aa3  New York City
     Transitional,
     NY, Series A
     5.875% due 11/01/14                 1,000           1,104,670
Aa3  New York City
     Transitional,
     NY, Series A
     6.00% due 8/15/15                   5,000           5,530,500
                                                        ----------
                                                        12,057,070
                                                        ----------

CITI NEW YORK TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS                                      December 31, 2000


MOODY'S
BOND                                 PRINCIPAL
RATING                                 AMOUNT
(UNAUDITED)    ISSUER              (000'S OMITTED)          VALUE
-------------------------------------------------------------------------------
STATE AGENCIES -- 22.9%
-------------------------------------------------------------------------------
Aaa  New York State
     Dormitory Authority,
     City University
     5.60% due 7/01/10                $  8,550          $ 8,945,096
Aaa  New York State
     Dormitory Authority,
     City University
     5.75% due 5/15/17                   1,000            1,105,580
Baa1 New York State
     Dormitory Authority,
     Court Facilities
     5.25% due 5/15/21                   1,000            1,001,090
A3   New York State
     Dormitory Authority,
     Mental Health Services
     6.50% due 2/15/11                   1,610            1,853,673
Aaa  New York State
     Dormitory Authority,
     New York University
     5.75% due 7/01/27                   6,300            6,920,676
Aaa  New York State
     Dormitory Authority,
     5.75% due 7/01/18                   3,000            3,312,180
Aaa  New York State
     Dormitory Authority,
     Saint Joseph's Hospital
     5.25% due 7/01/18                   2,000            2,021,840
A3   New York State
     Dormitory Authority,
     State University
     5.25% due 5/15/13                   2,030            2,125,897
A3   New York State
     Dormitory Authority,
     State University
     5.40% due 5/15/23                   1,690            1,701,593
Aaa  New York State
     Dormitory Authority,
     State University
     5.75% due 7/01/13                   1,515            1,648,850
Aaa  New York State
     Dormitory Authority,
     State University
     6.00% due 7/01/15                   1,160            1,275,316
A3   New York State
     Local Government
     Assistance, Series A
     5.25% due 4/01/19                   4,000            4,032,440
A3   New York State
     Local Government
     Assistance, Series E
     6.00% due 4/01/14                   2,000            2,249,780

Baa1 New York State Urban
     Development Authority,
     Youth Facilities
     5.875% due 4/01/09                  1,245            1,317,944
                                                        -----------
                                                         39,511,955
                                                        -----------

TRANSPORTATION REVENUE -- 20.7%
--------------------------------------------------------------------------------
Baa1 Metropolitan
     Transportation
     Authority, NY,
     5.50% due 7/01/12                   2,380            2,503,546
Baa1 Metropolitan
     Transportation
     Authority, NY,
     5.75% due 7/01/13                   3,000            3,277,230
Aaa  Metropolitan
     Transportation
     Authority, NY,
     6.125% due 4/01/17                  2,000            2,213,060
Baa1 Metropolitan
     Transportation
     Authority, NY,
     5.75% due 7/01/13                   1,000            1,092,410



Aaa  Metropolitan
     Transportation
     Authority, NY,
     5.125% due 7/01/17                  2,300            2,331,924
Aaa  New York City
     Transportation
     Authority,
     5.625% due 1/01/14                  2,500            2,668,300
Aaa  New York State
     Thruway Authority,
     6.00% due 4/01/11                   7,415            8,100,665
Aaa  New York State
     Thruway Authority,
     Series E
     5.25% due 1/01/13                   5,275            5,487,477
Baa1 New York State
     Thruway Authority,
     Local Highway, Series B
     5.375% due 4/01/13                  4,370            4,582,906
Aaa  Puerto Rico
     Commonwealth
     Highway Authority
     5.50% due 7/01/15                   1,000            1,101,120
Aaa  Puerto Rico
     Commonwealth
     Highway Authority
     6.25% due 7/01/14                   2,000            2,346,640
                                                         ----------
                                                         35,705,278
                                                         ----------

CITI NEW YORK TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS (Continued)                          December 31, 2000

CITI NEW YORK TAX FREE INCOME FUND

MOODY'S
BOND                                 PRINCIPAL
RATING                                 AMOUNT
(UNAUDITED)    ISSUER              (000'S OMITTED)          VALUE
-------------------------------------------------------------------------------
WATER AND SEWER REVENUE -- 7.8%
-------------------------------------------------------------------------------
A1   New York State
     Environmental Facilities
     5.25% due 6/15/13                $  3,500           $ 3,651,165
A1   New York State
     Environmental Facilities
     5.25% due 6/15/14                   1,200             1,245,216
Aa   New York State
     Environmental Facilities
     7.00% due 6/15/1                   23,250             3,359,005
A1   New York State
     Environmental Facilities
     7.125% due 7/01/12                  2,100             2,145,801
Aa   New York State
     Environmental Facilities
     7.50% due 6/15/12                   3,000             3,070,200
                                                        ------------
                                                          13,471,387
                                                        ------------

OTHER REVENUE -- 9.4%
--------------------------------------------------------------------------------
N/R  New York City Housing
     Development Corp.
     6.10% due 11/01/19                  1,645            1,730,474
N/R  New York City
     Industrial Development
     Agency College
     Mount Saint Vincent
     7.00% due 5/01/08                     710              745,422
A3   New York City
     Industrial Development
     Agency Terminal
     Group One, AMT
     6.00% due 1/01/15                   2,000            2,070,420
N/R  Port Authority of
     New York and
     New Jersey,
     Special Obligation
     6.75% due 10/01/19                 11,250           11,673,450
                                                       ------------
                                                         16,219,766
                                                       ------------
Total Municipal Bonds
 (Identified Cost
 $162,745,885)                                          169,237,514
                                                       ------------
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES*
AT AMORTIZED COST -- 0.5%
--------------------------------------------------------------------------------
Aa2  New York City, NY,
     Transitional
     4.90% due 11/01/26                        800         800,000
                                                       -----------
TOTAL INVESTMENTS
(Identified Cost
$163,545,885)                                 98.6%     170,037,514
OTHER ASSETS,
  LESS LIABILITIES                             1.4        2,382,291
                                            -------    ------------
NET ASSETS                                    100.0%   $172,419,805
                                            =======    ============

 *Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

ETM--Escrow to Maturity for timely payment of principal.

AMT--Subject to Alternative Minimum Tax.

See notes to financial statements

CITI NEW YORK TAX FREE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2000
================================================================================
ASSETS:
Investments, at value (Note 1A) (Identified Cost, $163,545,885)    $170,037,514
Cash                                                                     88,615
Interest receivable                                                   2,878,678
Receivable for shares of beneficial interest sold                         3,527
--------------------------------------------------------------------------------
  Total assets                                                      173,008,334
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                   187,679
Dividends payable                                                       209,230
Payable to affiliate-- Management fees (Note 2)                          53,957
Accrued expenses and other liabilities                                  137,663
--------------------------------------------------------------------------------
  Total liabilitie                                                      588,529
--------------------------------------------------------------------------------
NET ASSETS                                                         $172,419,805
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $180,589,264
Accumulated net realized loss on investments                        (15,035,294)
Unrealized appreciation of investments                                6,491,629
Undistributed net investment income                                     374,206
--------------------------------------------------------------------------------
Total                                                              $172,419,805
================================================================================
NET ASSET VALUE AND OFFERING PRICE
  PER SHARE FOR 15,076,371 SHARES OF BENEFICIAL INTEREST OUTSTANDING     $11.44
================================================================================

CITI NEW YORK TAX FREE INCOME FUND
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================
INVESTMENT INCOME (Note 1B):
Interest                                                            $10,909,050
EXPENSES:
Management fees (Note 2)                               $1,456,490
Service fees Class A (Note 3)                             472,109
Service fees Class B (Note 3)                              40,164
Custody and fund accounting fees                           95,744
Transfer agent fees                                        62,347
Legal fees                                                 58,180
Audit fees                                                 28,800
Trustee fees                                               23,844
Shareholder reports                                        19,537
Miscellaneous                                              40,787
-------------------------------------------------------------------------------
  Total expenses                                        2,298,002
Less: aggregate amounts waived by Manager (Note 2)       (713,048)
Less: fees paid indirectly (Note 1F)                         (682)
-------------------------------------------------------------------------------
  Net expenses                                                        1,584,272
--------------------------------------------------------------------------------
Net investment income                                                 9,324,778
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from investment transactions                       (4,535,394)
Unrealized appreciation                                              15,628,825
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                      11,093,431
Net Increase in Net Assets Resulting from Operations                $20,418,209
================================================================================
See notes to financial statements

CITI NEW YORK TAX FREE INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                      YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                                      2000              1999
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                             $ 9,324,778      $ 15,480,394
Net realized loss from investments and
 futures transactions(4,535,394)(5,677,610)
Unrealized appreciation (depreciation)
 of investments                                    15,628,825       (22,044,739)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                         20,418,209       (12,241,955)
--------------------------------------------------------------------------------
DIVIDENDS DECLARED TO SHAREHOLDERS FROM:
Net investment income (Class A)                   (9,589,225)       (14,326,411)
Net investment income (Class B)                     (241,297)          (335,151)
--------------------------------------------------------------------------------
Decrease in net assets from distributions
 to shareholders                                  (9,830,522)        14,661,562)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
CLASS A
Net proceeds from sale of shares                   18,542,324        34,112,225
Net asset value of shares issued to
 shareholders from reinvestment of dividends        9,664,208        14,423,120
Cost of shares repurchased                        (90,266,352)     (257,931,562)
--------------------------------------------------------------------------------
  Total Class A                                   (62,059,820)     (209,396,217)
--------------------------------------------------------------------------------
CLASS B (Note 1)
Net proceeds from sale of shares                      650,640        13,958,726
Net asset value of shares issued to shareholders
 from reinvestment of dividends                       193,838           268,729
Cost of shares repurchased                        (11,809,983)       (2,661,645)
--------------------------------------------------------------------------------
 Total Class B                                    (10,965,505)       11,565,810
--------------------------------------------------------------------------------
Net decrease in net assets from transactions in
shares of beneficial interest                     (73,025,325)     (197,830,407)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                        (62,437,638)     (224,733,924)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               234,857,443       459,591,367
-------------------------------------------------------------------------------
End of period (including undistributed net
 investment income of $374,206 and $879,950,
 respectively)                                   $172,419,805     $ 234,857,443
================================================================================
See notes to financial statements

Citi New York Tax Free Income Fund
FINANCIAL HIGHLIGHTS



                                                                Year Ended December 31,
                                        ---------------------------------------------------------
                                              2000         1999        1998      1997       1996
=================================================================================================
Net Asset Value, beginning of period        $ 10.79       $11.69     $  1.42    $10.98    $11.25
-------------------------------------------------------------------------------------------------
Income From Operations:
Net investment income                         0.601        0.514       0.487     0.594     0.585
Net realized and unrealized gain (loss)
 on investments                               0.609       (0.940)      0.282     0.431    (0.267)
-------------------------------------------------------------------------------------------------
Total from operations                         1.210       (0.426)      0.769     1.025     0.318
-------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income                        (0.560)      (0.474)     (0.499)   (0.585)   (0.588)
-------------------------------------------------------------------------------------------------

Net Asset Value, end of period              $ 11.44       $10.79      $11.69    $11.42    $10.98
=================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                          $172,420     $224,144    $459,591   $75,978   $82,182
Ratio of expenses to average net assets       0.80%        0.80%       0.80%     0.80%     0.80%
Ratio of net investment income to average
  net assets                                  4.81%        4.40%       4.24%     5.31%     5.34%
Portfolio turnover                              15%          30%         17%       16%       47%
Total return                                 11.54%      (3.73)%       6.89%     9.62%     3.01%

Note: If Agents of the Fund, had not voluntarily agreed to waive all or a portion of their fees for the period indicated and the expenses were not reduced for fees paid indirectly, the net investment income per share and the ratios would have been as follows:

Net investment income per share             $ 0.553       $ 0.465    $ 0.454   $ 0.540    $ 0.534
RATIOS:
Expenses to average net assets                1.16%         1.13%      1.09%     1.28%      1.27%
Net investment income to average
 net assets                                   4.45%         4.07%      3.95%     4.83%      4.87%
=================================================================================================

See notes to financial statements

CITI NEW YORK TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds New York Tax Free Income Portfolio changed its name to Citi New York Tax Free Income Fund (the "Fund"). The Fund is a separate non-diversified series of CitiFunds Tax Free Income Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The investment manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS"), acted as the Fund's Sub-Administrator through October 31, 2000. CFBDS acted as the Fund's Distributor unitl August 31, 2000. Effective September 1, 2000 Salomon Smith Barney Inc. became the Fund's Distributor.

     The Fund, as of December 31, 2000 offers Class A shares. Class A shares had a front-end or initial sales charge which was eliminated on July 14, 2000. The Fund commenced its public offering of Class B shares on January 4, 1999 and the 891,045 shares outstanding with a value of $9,872,748 were converted to Class A shares on July 14, 2000. Shares converted are reflected as a repurchase of Class B shares and a sale of Class A shares in the financial statements. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. For the period ended July 14, 2000, CFBDS, acting as the distributor, received net commissions paid by investors of $25,686 from sales of Class A and $23,715 in deferred sales charges from redemptions of Class B shares.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. INVESTMENT SECURITY VALUATIONS Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     B. INCOME Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.

     C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to

CITI NEW YORK TAX FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


shareholders all of its net income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. Dividends by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders. At December 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover of $14,791,756, $4,822,290 of which will expire on December 31, 2002, $4,706,265 of which will expire on December 31, 2007 and $5,263,201 of which will expire on December 31, 2008. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

     D. DISTRIBUTIONS The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

     E. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

     F. FEES PAID INDIRECTLY The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

     G. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the administrator. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     H. FUTURES CONTRACTS The Fund may engage in futures transactions. The Fund may use futures contracts in order to protect the Fund from fluctuations in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Fund's portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to

CITI NEW YORK TAX FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

increase the Fund's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Fund's exposure to the underlying instrument, or to hedge other fund investments.

     Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.75% of the Fund's average daily net assets. The management fee amounted to $1,456,490 of which $713,048 was voluntarily waived for the year ended December 31, 2000. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Citibank or CFBDS, all of whom receive remuneration for their services to the Trust from the Citibank, CFBDS or its affiliates.

3. SERVICE FEES While the Fund offered two share Classes, the Fund maintained separate Service Plans for Class A and Class B shares, were adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The service fees for Class A shares amounted to $472,109 for the year ended December 31, 2000. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 0.75% of the average daily net assets represented by Class B shares of the Fund. The service fees for Class B shares amounted to $40,164 for the period, Class B shares were converted to Class A

CITI NEW YORK TAX FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


on July 14, 2000. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing, or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  U.S.  Government   securities  and  short-term   obligations,   aggregated
$29,363,830 and $106,551,920, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                        YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                                          2000          1999
===============================================================================
CLASS A
Shares sold                                            1,683,667      2,954,505
Shares reinvested                                        879,343      1,274,608
Shares repurchased                                    (8,259,589)   (22,787,364)
--------------------------------------------------------------------------------
Class A net decrease                                  (5,696,579)   (18,558,251)
================================================================================
CLASS B (Note 1)
Shares sold                                               59,904      1,207,708
Shares reinvested                                         17,878         24,156
Shares repurchased                                    (1,071,179)      (238,467)
--------------------------------------------------------------------------------
Class B net increase (decrease)                         (993,397)       993,397
================================================================================


6. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 2000, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $ 163,545,885
================================================================================
Gross unrealized appreciation                                     $   7,131,292
Gross unrealized depreciation                                          (639,663)
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $   6,491,629
================================================================================

7. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 2000, the commitment fee allocated to the Fund was $450. Since the line of credit was established there have been no borrowings.

CITI NEW YORK TAX FREE INCOME FUND
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES OF CITIFUNDS TAX FREE INCOME TRUST AND SHAREHOLDERS OF CITI NEW YORK TAX FREE INCOME FUND:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Citi New York Tax Free Income Fund, a separate series of CitiFunds Tax Free Income Trust (the "Trust") (a Massachusetts business trust), as of December 31, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years then ended, and the financial highlights for each of the years in the five-year period ended December 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Citi New York Tax Free Income Fund at December 31, 2000, the results of its operation, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 1, 2001

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon*
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.**

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

 *Affiliated Person of the Investment Manager
**Trustee Emeritus

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street
New York, NY 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

================================================================================


































This report is prepared for the information of shareholders of Citi New York Tax Free Income Fund. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi New York Tax Free Income Fund.
(C)2001 Citicorp         [LOGO] Printed on recycled paper           CFA/NYI/1200

         CITIFUNDS(R)
---------------------

CITI(SM)
NATIONAL
TAX FREE
         INCOME
         FUND



ANNUAL REPORT

DECEMBER 31, 2000



--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

CITI NATIONAL TAX FREE INCOME FUND

Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     4
 ................................................................................
Portfolio Highlights                                                           4
 ................................................................................
Fund Performance                                                               5
 ................................................................................
Portfolio of Investments                                                       6
 ................................................................................
Statement of Assets and Liabilities                                            8
 ................................................................................
Statement of Operations                                                        9
 ................................................................................
Statement of Changes in Net Assets                                            10
 ................................................................................
Financial Highlights                                                          11
 ................................................................................
Notes to Financial Statements                                                 12
 ................................................................................
Independent Auditors' Report                                                  16
 ................................................................................

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   The past year has been generally positive for municipal bonds. After starting 2000 at relatively inexpensive valuations, municipal bonds rallied in the latter part of the year. Stable interest rates and a slowing economy painted a bullish picture for bonds in general, while declining new issue supply further bolstered the municipal bond market.

   This report reviews the Citi National Tax Free Income Fund's ("Fund") investment activities and performance during the twelve months ended December 31, 2000 and provides a summary of Citibank's perspective on and outlook for the municipal bond market. The Fund seeks to generate high levels of current income exempt from federal income taxes and preserve the value of its shareholders' investment. The Fund normally invests at least 80% of its assets in municipal obligations issued by states, cities, towns and other qualifying issuers.

   Thank you for your continued confidence in our investment management approach.

Sincerely,


/s/ Heath B. McLendon
---------------------


Heath B. McLendon
President
January 5, 2001

PORTFOLIO ENVIRONMENT AND OUTLOOK

   For the twelve months ended December 31, 2000, the Fund returned 12.10%. In comparison, the Fund's benchmark, the Lehman Brothers Municipal 4 Years Plus Bond Index, returned 12.40% over the same period. Of course, past performance is no guarantee of future results.

   THE MANAGER ATTRIBUTES THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD TO POSITIVE MARKET CONDITIONS AND A CONSERVATIVE, LONG-TERM INVESTMENT STRATEGY, which enabled the Fund to maintain high yields from high-quality securities while interest rates declined.

   In sharp contrast to the difficulties experienced by the stock market, municipal bonds enjoyed a relatively good year in 2000. Municipal bonds responded positively to supply-and-demand factors that were unique to their market. Additionally, a slowdown of the U.S. economy caused certain interest rates to decline, benefiting the prices of many municipal bonds.

   WHEN THE REPORTING PERIOD BEGAN ON JANUARY 1, 2000, THE U.S. ECONOMY WAS GROWING SO STRONGLY THAT MANY MUNICIPALITIES ENJOYED GREATER-THAN-EXPECTED TAX REVENUES, REDUCING THEIR NEED TO BORROW IN THE TAX-EXEMPT MARKETPLACE. With less need to borrow, many states and municipalities issued fewer securities in 2000 than in 1999. Yet, at the same time, demand for tax-exempt bonds surged, primarily from individual investors seeking to protect wealth derived from good business conditions in the strong U.S. economy. When inflation concerns began to adversely affect the stock market in March and April 2000, additional demand was created as investors shifted assets from stocks to high-quality municipal bonds. When the supply of newly issued bonds is low and demand is high, existing bond prices tend to rise.

   THE TAX-EXEMPT MARKET BENEFITED FURTHER WHEN SIGNS OF AN ECONOMIC SLOWDOWN CAUSED INTEREST RATES TO DECLINE DURING THE SECOND HALF OF THE YEAR. The Federal Reserve Board (the "Fed") raised short-term interest rates three times during the first half of 2000, for a total increase during the reporting period of 1%. These moves toward a more restrictive monetary policy evidently had the desired effect of slowing the economy and relieving inflationary pressures. Economic growth fell from a high Annualized rate of 5.6% as of June 30, 2000 to just 2.2% as of September 30, 2000, the weakest performance in four years. With inflation no longer a serious threat, high-quality bond yields fell and prices rose.

   FROM A SECURITY SELECTION STANDPOINT, THE MANAGER MAINTAINED FOCUS ON HIGH-QUALITY BONDS DURING THE REPORTING PERIOD WITH MATURITIES IN THE 10- TO 15-YEAR RANGE. During the reporting period, the manager tended to avoid riskier discount bonds, preferring instead highly rated bonds with competitive yields and some protection from early redemption.

   FINALLY, THE MANAGER BELIEVES IT IS WORTH NOTING THAT, AS OF DECEMBER 31, 2000, MUNICIPAL BONDS REPRESENTED ATTRACTIVE VALUES, PROVIDING MORE THAN 90% OF THE YIELD ON COMPARABLE TREASURY SECURITIES. In the opinion of the manager, this may bode well for the tax-exempt bond market for the foreseeable future. (Of course, no guarantees can be made that the manager's bullishness on municipal bonds will materialize.)

   Looking forward, the manager expects the Fed's reduction of interest rates to bring the U.S. economy into a "soft landing." The manager also believes that recent demand for municipal bonds should remain strong based on economic issues related to the outcome of the presidential election. One of the main topics in the campaign was how to spend the enormous federal surplus being accumulated. The Congressional Budget Office's baseline projections show surpluses rising from $232 billion in 2000 to $685 billion in 2010. In fact, the total budget surplus over the next 10 years is projected to be about $4.6 trillion, part of which may be devoted to debt reduction. The gradual elimination of outstanding U.S. Treasury debt over the next decade may continue, putting sovereign debt of all types, including municipal bonds, in short supply. For this reason, the manager expects demand for municipals to remain robust over the near term.

FUND FACTS

FUND OBJECTIVE

To generate high levels of current income exempt from federal income taxes+ and to preserve the value of its shareholders' investment. The Fund invests primarily in municipal obligations that pay interest that is exempt from federal income taxes.

INVESTMENT MANAGER                      DIVIDENDS
Citibank, N.A.                          Declared daily, paid monthly, if any

COMMENCEMENT OF OPERATIONS              CAPITAL GAINS
August 17, 1995                         Distributed semi-annually, if any

NET ASSETS AS OF 12/31/00               BENCHMARKS
$72.9 million                           o Lipper General Municipal
                                          Bond Funds Average
                                        o Lehman Brothers Municipal 4 Years Plus
                                          Bond Index*

* The Lehman Brothers Municipal 4 Years Plus Bond Index is a broad measure of the municipal bond market with maturities of at least four years.
+  A portion of the income may be subject to the Federal Alternative Minimum Tax
   (AMT). Consult your personal tax adviser.


PORTFOLIO HIGHLIGHTS
Portfolio Diversification as of December 31, 2000

[Representation of Pie Chart in printed piece.]

Transportation Revenue       36%
General Obligation Bonds     18%
Education                    14%
Water/Sewer Revenue          11%
Housing                       9%
State Agencies                4%
Miscellaneous                 4%
Power Revenue                 3%
*Short-term                   1%


               *Includes cash and net other assets.

FUND PERFORMANCE
TOTAL RETURNS

                                                                       SINCE
                                                ONE       FIVE        8/17/95
ALL PERIODS ENDING DECEMBER 31, 2000           YEAR       YEARS*    (INCEPTION)*
================================================================================
Citi National Tax Free Income Fund                12.10%    6.43%      7.39%
Lipper General Municipal Bond Funds Average       10.83%    4.65%      4.83%+
Lehman Brothers Municipal 4 Years Plus Bond Index 12.40%    5.95%      6.55%+

 * Average Annual Total Return
 + From 8/31/95

30-Day SEC Yield   4.39%
Income Dividends Per Share   $0.520

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $14,671 (as of 12/31/00). The graph shows how the Fund compares to its benchmarks over the same period.

[Plot Points Representing graph in printed piece.]

                                           Lehman Brothers
           Citi National  Lipper General  Municiapal 4 Years
            Tax Free      Municipal Bond    Plus Bond Index
            Income Fund   Funds Average      (unmanaged)
8/17/95        10000          10000             10000
               10190          10000             10000
               10248          10059             10065
               10456          10215             10223
               10636          10412             10405
12/31/95       10743          10529             10513
               10840          10580             10593
               10712          10497             10514
               10491          10329             10366
               10434          10280             10332
               10398          10284             10326
6/30/96        10549          10381             10444
               10670          10472             10544
               10643          10466             10539
               10817          10617             10696
               10939          10732             10824
               11158          10920             11034
12/31/96       11099          10873             10981
               11126          10873             10998
               11228          10968             11106
               11071          10825             10945
               11185          10914             11042
               11355          11070             11219
6/30/97        11546          11194             11346
               11971          11530             11687
               11833          11394             11564
               12016          11254             11710
               12078          11324             11788
               12139          11389             11862
12/31/97       12370          11570             12051
               12557          11679             12183
               12551          11672             12183
               12637          11674             12192
               12608          11602             12129
               12856          11790             12337
6/30/98        12954          11829             12386
               12971          11846             12415
               13222          12030             12622
               13486          12173             12795
               13492          12128             12782
               13545          12164             12829
12/31/98       13614          12185             12861
               13824          12321             13024
               13687          12242             12951
               13682          12243             12970
               13713          12271             13001
               13576          12174             12911
6/30/99        13328          11962             12698
               13359          11980             12742
               13233          11830             12622
               13216          11798             12618
               13022          11617             12448
               13197          11732             12600
12/31/99       13088          11614             12486
               13016          11520             12412
               13180          11673             12580
               13509          11938             12902
               13410          11856             12749
               13300          11767             12665
6/30/00        13644          12069             13042
               13825          12233             13242
               14057          12421             13470
               13957          12343             13383
               14140          12465             13544
               14220          12540             13656
12/31/00       14671          12861             14035

The graph assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors, and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. Investors may not invest directly in an index.

CITI NATIONAL TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS                                       December 31, 2000

MOODY'S
BOND                         PRINCIPAL
RATING                        AMOUNT
(UNAUDITED)      ISSUER  (000'S OMITTED)     VALUE
------------------------------------------------------
MUNICIPAL BONDS-- 100.5%
------------------------------------------------------
GENERAL OBLIGATION BONDS-- 17.9%
------------------------------------------------------
Aaa  Georgia State,
       5.80% due 11/01/16        $1,605    $1,779,688
Aaa  Hamilton County, Ohio,
       Sales Tax,
       5.75% due 12/01/17         1,300     1,397,474
Aaa  Illinois State,
       6.10% due 1/01/20          1,500     1,627,365
Aa3  Massachusetts State,
       6.00% due 2/01/14          3,900     4,327,011
Aa3  Massachusetts State,
       6.00% due 6/01/15          2,000     2,198,960
A3   New York, New York,
       6.125% due 11/15/14        1,500     1,685,805
                                           ----------
                                           13,016,303
                                           ----------
EDUCATION-- 14.1%
------------------------------------------------------
Aaa  ABC, California,
       Union School
       District, Zero
       Coupon
       due 8/01/17                  750        321,315
Aaa  Chicago, Illinois, Board
       of Education, Zero
       Coupon
       due 9/01/14                2,000        994,080
Aaa  El Paso County ,
       Colorado, School
       District,
       6.375% due 2/01/17         1,025      1,149,343
Aaa  El Segundo, California,
       Union School District,
       Zero Coupon
       due 8/01/14                  485        253,058
Aaa  Fort Worth, Texas,
       School District,
       5.75% due 2/15/12          3,080      3,353,073
Aaa  Mountain View, Los
       Altos, California,
       Union High School
       District, Zero
       Coupon due 8/01/17           900        385,578
Aaa  Northside, Texas,
       School District,
       6.00% due 8/15/16          1,150      1,262,642
Aaa  Pennsylvania State
       Higher Education
       Authority, 6.125%
       due 12/15/17               1,300      1,441,453
Aa1  University of Texas
       Revenue,
       5.75% due 8/15/15         $1,045       1,124,232
                                            -----------
                                             10,284,774
                                            -----------
HOUSING-- 9.1%
--------------------------------------------------------
Aa2  Colorado Housing
       Finance Authority,
       6.55% due 5/01/25            955        1,028,611
Aa2  Colorado Housing
       Finance Authority, AMT,
       6.60% due 5/01/28          1,000        1,083,500
Aa2  Connecticut State
       Housing and Finance
       Corp., 5.95%
       due 5/15/17                2,000        2,084,440
Aa   Georgia State Housing
       and Finance Corp., AMT,
       4.65% due 12/01/20         1,435        1,411,682
Aaa  New Jersey State
       Housing Finance
       Authority,
       4.75% due 10/01/17         1,010          995,001
                                            ------------
                                              6,603,234
                                            ------------
POWER REVENUE-- 3.1%
--------------------------------------------------------
Aaa  Sikeston, Missouri,
       Electrical Revenue,
       6.00% due 6/01/14          2,000        2,264,900
                                            ------------

STATE AGENCIES-- 4.2%
--------------------------------------------------------
A3   New York State,
       Dormitory Authority,
       5.625 % due 5/15/13        3,020        3,100,121
--------------------------------------------------------

TRANSPORTATION REVENUE-- 36.4%
--------------------------------------------------------
Baa2 Alliance, Texas, Airport
       Authority Inc., AMT,
       6.375 % due 4/01/21        1,750        1,744,855
Baa1 Dallas/Fort Worth
       Texas, International
       Airport Revenue, AMT,
       7.25% due 11/01/30         1,000        1,038,610
Baa3 Kenton County,
       Kentucky, Airport
       Authority, AMT,
       7.125 % due 2/01/21        1,250        1,279,037
Aaa  Massachusetts Bay
       Transportation
       Authority,
       5.50% due 3/01/13          1,685        1,820,019

CITI NATIONAL TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS                                       December 31, 2000

MOODY'S
BOND                         PRINCIPAL
RATING                        AMOUNT
(UNAUDITED)      ISSUER  (000'S OMITTED)     VALUE
------------------------------------------------------
Aaa  Massachusetts Bay
       Transportation
       Authority,
       5.50% due 3/01/14         $5,000     $5,388,900
Aaa  Massachusetts Bay
       Transportation
       Authority,
       5.50% due 3/01/15          2,500      2,678,150
Aaa  Metropolitan Transit
       Authority, New York,
       6.125% due 4/01/17         1,000      1,106,530
Aaa  Miami, Dade County,
       Florida, Expressway
       Authority,
       6.00% due 7/01/13          1,500      1,671,000
Aaa  New Jersey Economic
       Development Authority,
       5.75% due 5/01/13          3,000      3,238,320
Aaa  Regional Transportation
       Authority of Illinois,
       5.75% due 6/01/14          4,010      4,404,143
Aaa  Regional Transportation
       Authority of Illinois,
       5.75% due 6/01/15          2,000      2,180,620
                                            ----------
                                            26,550,184
                                            ----------
WATER AND SEWER REVENUE-- 11.3%
------------------------------------------------------
Aaa  Chicago, Illinois,
       Wastewater Revenue,
       6.00% due 1/01/15          1,000     1,111,130
Aaa  Kansas State,
       Development Finance
       Authority,
       5.75% due 4/01/14          2,280     2,480,093
Aaa  Lower Colorado River
       Authority, Texas,
       Revenue, 6.00%
       due 4/15/13                3,000     3,326,850
Aaa  Pueblo, Colorado,
       Waterworks Revenue,
       6.00% due 11/01/15         1,165     1,294,630
                                            ---------
                                            8,212,703
                                            ---------
MISCELLANEOUS-- 4.4%
------------------------------------------------------
Aaa  Brazos River, Texas,
       Authority Revenue,
       4.90% due 10/01/15         1,575     1,576,528
Aaa  New Jersey Sports &
       Exposition Authority
       Contractors,
       6.00% due 3/01/15          1,500      1,651,875
                                            ----------
                                             3,228,403
                                            ----------

TOTAL MUNICIPAL BONDS
  (Identified Cost $69,471,965)             73,260,622
                                            ----------

VARIABLE RATE DEMAND NOTES*
at AMORTIZED COST-- 1.0%
------------------------------------------------------
VMIG-1 Long Island Power
       Authority, NY,
       4.90% due 5/01/33            700        700,000
                                            ----------
Total Investments
  (Identified Cost
   $70,171,965)                   101.5%    73,960,622
Other Assets,
  Less Liabilities                 (1.5)   (1,085,470)
                                  ------   -----------
Net Assets                         100.0%  $72,875,152
                                  ======   ===========


* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

AMT--  Subject to Alternative Minimum Tax

See notes to financial statements

CITI NATIONAL TAX FREE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
================================================================================
ASSETS:
Investments, at value (Note 1A) (Identified Cost, $70,171,965)     $ 73,960,622
Cash                                                                    153,742
Receivable for investments sold                                         300,007
Interest receivable                                                   1,057,421
--------------------------------------------------------------------------------
    Total assets                                                     75,471,792
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                 2,370,281
Dividends payable                                                        82,430
Payable to affiliate--Management fee (Note 2)                            15,166
Accrued expenses and other liabilities                                  128,763
--------------------------------------------------------------------------------
    Total liabilities                                                 2,596,640
--------------------------------------------------------------------------------
NET ASSETS                                                         $ 72,875,152
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $ 79,813,083
Unrealized appreciation of investments                                3,788,657
Accumulated net realized loss on investments                        (10,804,143)
Undistributed net investment income                                      77,555
--------------------------------------------------------------------------------
    Total                                                          $ 72,875,152
================================================================================
NET ASSET VALUE AND OFFERING PRICE
PER SHARE FOR 6,472,984 SHARES OF BENEFICIAL INTEREST                    $11.26
================================================================================

See notes to financial statements

CITI NATIONAL TAX FREE INCOME FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================
INVESTMENT INCOME  (Note 1B):
Interest                                                            $ 4,738,354
EXPENSES:
Management fees (Note 2)                                $ 649,280
Service fees Class A (Note 3)                             208,580
Service fees Class B (Note 3)                              23,539
Custody and fund accounting fees                           67,546
Legal fees                                                 63,480
Transfer agent fees                                        61,171
Audit fees                                                 28,800
Shareholder reports                                        28,521
Trustee fees                                                9,764
Miscellaneous                                              33,401
--------------------------------------------------------------------------------
    Total expenses                                      1,174,082
Less: aggregate amounts waived by the Manager (Note 2)   (464,208)
Less: fees paid indirectly (Note 1E)                       (1,875)
--------------------------------------------------------------------------------
  Net expenses                                                          707,999
--------------------------------------------------------------------------------
Net investment income                                                 4,030,355
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investment transactions                         (2,596,064)
Unrealized appreciation                                               7,980,322
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                       5,384,258
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 9,414,613
================================================================================

See notes to financial statements

CITI NATIONAL TAX FREE INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                            YEAR ENDED DECEMBER 31,
                                                             --------------------------------------------
                                                                             2000             1999
========================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                                   $  4,030,355     $  7,776,994
Net realized loss on investment transactions                              (2,596,064)      (8,208,079)
Unrealized appreciation (depreciation) of investments                      7,980,322       (5,867,827)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            9,414,613       (6,298,912)
--------------------------------------------------------------------------------------------------------
DIVIDENDS DECLARED TO SHAREHOLDERS FROM:
Net investment income (Class A)                                           (4,022,420)      (7,347,895)
Net investment income (Class B)                                             (134,273)        (231,920)
Net realized gains (Class A)                                                      --         (145,071)
Net realized gains (Class B)                                                      --           (6,581)
--------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                 (4,156,693)      (7,731,467)
--------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
CLASS A
Net proceeds from sale of shares                                           7,843,181       31,526,984
Net asset value of shares issued to shareholders
  from reinvestment of dividends                                           4,082,212        7,492,966
Cost of shares repurchased                                               (50,621,220)    (178,624,173)
--------------------------------------------------------------------------------------------------------
    Total Class A                                                        (38,695,827)    (139,604,223)
--------------------------------------------------------------------------------------------------------
CLASS B (Note 1)
Net proceeds from sale of shares                                              60,799        9,488,937
Net asset value of shares issued to shareholders
    from reinvestment of dividends                                           110,935          188,257
Cost of shares repurchased                                                (7,260,700)      (2,087,847)
--------------------------------------------------------------------------------------------------------
    Total Class B                                                         (7,088,966)       7,589,347
--------------------------------------------------------------------------------------------------------
Net decrease in net assets from transactions
    in shares of beneficial interest                                     (45,784,793)    (132,014,876)
--------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                                               (40,526,873)    (146,045,255)
--------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                      113,402,025      259,447,280
--------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
  income of $77,555 and $203,893, respectively)                          $72,875,152     $113,402,025
========================================================================================================


See notes to financial statements

CITI NATIONAL TAX FREE INCOME FUND
FINANCIAL HIGHLIGHTS



                                                                               YEAR ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------------------------
                                                    2000            1999            1998            1997          1996
===================================================================================================================================
Net Asset Value, beginning of period                $10.54          $ 11.43          $ 10.92         $10.34         $10.55
-----------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
Net investment income                                0.513            0.469            0.524          0.564          0.562
Net realized and unrealized gain (loss)
  on investments                                     0.727           (0.900)           0.549          0.586         (0.232)
-----------------------------------------------------------------------------------------------------------------------------------
  Total from operations                              1.240           (0.431)           1.073          1.150          0.330
-----------------------------------------------------------------------------------------------------------------------------------
Less Dividends From:
Net investment income                               (0.520)          (0.450)          (0.540)        (0.570)        (0.540)
Net realized gain on investments                       --            (0.009)              --         (0.023)            --
-----------------------------------------------------------------------------------------------------------------------------------
   Total from distributions                         (0.520)          (0.459)          (0.563)        (0.570)        (0.540)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                      $11.26          $ 10.54          $ 11.43         $10.92         $10.34
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)         $72,875         $106,449         $259,447          $1,917         $2,060
Ratio of expenses to average net assets (A)          0.80%            0.80%               0%           0.14%             0%
Ratio of expenses to average net assets
  after fees paid indirectly (A)                     0.80%            0.81%               0%              0%             0%
Ratio of net investment income
  to average net assets                              4.67%            4.14%            4.49%           5.45%          5.42%
Portfolio turnover                                     46%             112%              57%             55%            52%
Total return                                        12.10%          (3.86)%           10.05%          11.45%          3.31%

Note:  If Agents of the Fund had not  voluntarily  agreed to waive all or a portion  of their  fees for the  period,  the expenses were not reduced for fees paid indirectly and the  Sub-administrator  had not voluntarily assumed expenses,  the net investment income (loss) per share and the ratios would have been as follows:

Net investment income per share                    $ 0.456          $ 0.424          $ 0.364        $(0.229)       $(0.291)
RATIOS:
Expenses to average net assets                        1.32%            1.20%            1.37%          7.66%          8.23%
Net investment income (loss) to average
  net assets                                          4.15%            3.74%            3.12%         (2.21)%        (2.81)%
===================================================================================================================================

(A)The expense ratio has been readjusted to reflect a change in reporting requirement. The new reporting guidelines require the Fund to increase its expense ratio by the affect of any expenses offset arrangements with its service providers.

See notes to financial statements

CITI NATIONAL TAX FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds National Tax Free Income Portfolio changed its name to Citi National Tax Free Income Fund (the "Fund"). The Fund is a separate non-diversified series of CitiFunds Tax Free Income Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The investment manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS"), acted as the Fund's Sub-Administrator through October 31, 2000. CFBDS acted as the Fund's Distributor until August 31, 2000. Effective September 1, 2000 Salomon Smith Barney Inc. became the Fund's Distributor.

   The Fund, as of December 31, 2000, offers Class A shares. Class A shares had a front-end or initial sales charge which was eliminated on July 14, 2000. The Fund commenced its public offering of Class B shares on January 4, 1999 and the 508,087 shares outstanding with a value of 5,496,754 were converted to Class A shares on July 14, 2000. Shares converted are reflected as a repurchase of Class B shares and a sale of Class A shares in the financial statements. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. For the period ended July 14, 2000, CFBDS, acting as the distributor, received net commissions paid by investors of $9,490 from sales of Class A shares and $2,326 in deferred sales charges from redemptions of Class B shares.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT SECURITY VALUATIONS Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. INCOME Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.

CITI NATIONAL TAX FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. Dividends by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders. At December 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover of $10,738,624, $7,307,332 of which will expire on December 31, 2007 and $3,431,292 of which will expire on December 31, 2008.

   D. DISTRIBUTIONS The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.
   E. FEES PAID INDIRECTLY The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expense on the Statement of Operations.

   F. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the administrator. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   G. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

   H. FUTURES CONTRACTS The Fund may engage in futures transactions. The Fund may use futures contracts in order to protect the Fund from fluctuations in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Fund's portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Fund's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Fund's exposure to the underlying instrument, or to hedge other fund investments.

CITI NATIONAL TAX FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

   Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.75% of the Fund's average daily net assets. The management fee amounted to $649,280, of which $464,208 was voluntarily waived for the year ended December 31, 2000. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Citibank or CFBDS, all of whom receive remuneration for their services to the Trust from the Citibank, CFBDS or its affiliates.

3. SERVICE FEES While the Fund offered two share classes the Fund maintains separate Service Plans for Class A and Class B shares, which were adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The service fees for Class A shares amounted to $208,580 for the year ended December 31, 2000. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 0.75% of the average daily net assets represented by Class B shares of the Fund. The service fees for Class B shares amounted to $23,539 for the period. Class B shares were converted to Class A on July 14, 2000. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for

CITI NATIONAL TAX FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)


advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  U.S.  Government   securities  and  short-term   obligations,   aggregated
$39,118,532 and $86,170,624, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                        YEAR ENDED DECEMBER 31,
                                                     ---------------------------
                                                        2000              1999
================================================================================
CLASS A
Shares sold                                           726,675         2,787,001
Shares issued to shareholders from
  reinvestment of distributions                       379,503           682,352
Shares repurchased                                 (4,729,177)      (16,078,135)
--------------------------------------------------------------------------------
  Class A net decrease                             (3,622,999)      (12,608,782)
================================================================================
CLASS B (Note 1)
Shares sold                                             5,654           835,142
Shares issued to shareholders from
  reinvestment of distributions                        10,469            17,284
Shares repurchased                                   (676,052)         (192,497)
-------------------------------------------------------------------------------
  Class B net increase (decrease)                    (659,929)          659,929
================================================================================

6. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 2000, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $70,171,965
================================================================================
Gross unrealized appreciation                                       $ 3,891,457
Gross unrealized depreciation                                          (102,800)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 3,788,657
================================================================================

7. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 2000, the commitment fee allocated to the Fund was $199. Since the line of credit was established there have been no borrowings.

CITI NATIONAL TAX FREE INCOME FUND
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES OF CITIFUNDS TAX FREE INCOME TRUST AND SHAREHOLDERS OF CITI NATIONAL TAX FREE INCOME FUND:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Citi National Tax Free Income Fund, a separate series of CitiFunds Tax Free Income Trust (the "Trust") (a Massachusetts business trust), as of December 31, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended December 31, 2000 and 1999, and the financial highlights for each of the years in the five-year period ended December 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Citi National Tax Free Income Fund at December 31, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 1, 2001

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., CHAIRMAN
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon*
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.**

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

 *AFFILIATED PERSON OF THE INVESTMENT MANAGER
**TRUSTEE EMERITUS

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street
New York, NY 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

--------------------------------------------------------------------------------












This report is prepared for the information of shareholders of Citi National Tax Free Income Fund. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi National Tax Free Income Fund.

(C)2001 Citicorp      [Recycle logo] Printed on recycled paper      CFA/NAT/1200

CITIFUNDS(R)

Citi(SM)

California
Tax Free
         Income
         Fund



ANNUAL REPORT

DECEMBER 31, 2000



--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

CITI CALIFORNIA TAX FREE INCOME FUND

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     4
--------------------------------------------------------------------------------
Portfolio Highlights                                                           4
--------------------------------------------------------------------------------
Fund Performance                                                               5
--------------------------------------------------------------------------------
Portfolio of Investments                                                       6
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                            8
--------------------------------------------------------------------------------
Statement of Operations                                                        9
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            10
--------------------------------------------------------------------------------
Financial Highlights                                                          11
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 12
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  16
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

     The past year has been generally positive for municipal bonds. After starting 2000 at relatively inexpensive valuations, municipal bonds rallied in the latter part of the year. Stable interest rates and a slowing economy painted a bullish picture for bonds in general, while declining new issue supply further bolstered the municipal bond market.

     This report reviews the Citi California Tax Free Income Fund's investment activities and performance during the twelve months ended December 31, 2000 and provides a summary of Citibank's perspective on and outlook for the municipal bond market. The Fund seeks to generate high levels of current income exempt from federal and California State personal income taxes and preserve the value of its shareholders' investment.

     Thank you for your continued confidence in our investment management approach.

Sincerely,


/s/ Heath B. McLendon

Heath B. McLendon
President
January 5, 2001

PORTFOLIO ENVIRONMENT AND OUTLOOK

     For the twelve months ended December 31, 2000, the Fund returned 14.33%. In comparison, the Lehman Brothers California 4 Years Plus Index returned 13.47% for the same period.

     THE MANAGER ATTRIBUTES THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD TO POSITIVE MARKET CONDITIONS AND A CONSERVATIVE, LONG-TERM INVESTMENT STRATEGY, which enabled the Fund to maintain high yields from high-quality securities as interest rates declined. Of course, past performance is no guarantee of future results.

     In sharp contrast to the difficulties experienced by the stock and corporate bond markets during the period, municipal bonds offered relatively good performance in 2000. Municipal bonds responded positively to supply-and-demand factors that were unique to their market. Additionally, a slowdown of the U.S. economy caused certain interest rates to decline, benefiting the prices of municipal bonds.

     WHEN THE REPORTING PERIOD BEGAN ON JANUARY 1, 2000, THE U.S. ECONOMY WAS GROWING SO STRONGLY THAT MANY MUNICIPALITIES ENJOYED GREATER-THAN-EXPECTED TAX REVENUES, REDUCING THEIR NEED TO BORROW IN THE TAX-EXEMPT MARKETPLACE. With less need to borrow, California and its municipalities issued fewer securities in 2000 than they did in 1999. Yet, at the same time, demand for tax-exempt bonds surged, primarily from California residents seeking to protect wealth derived from good business conditions in the strong U.S. economy, particularly growth from California's technology industry. When inflation concerns began to adversely affect the stock market in March and April, additional demand was created as investors shifted assets from stocks to high-quality municipal bonds. When the supply of newly issued bonds is low and demand is high, existing bond prices tend to rise.

     The tax-exempt market benefited further when signs of an economic slowdown caused interest rates to decline during the second half of the year. The Federal Reserve Board (the "Fed") raised short-term interest rates three times during the first half of 2000, for a total increase of 1% during the period. The Fed's moves toward a more restrictive monetary policy evidently had the desired effect of slowing the economy and relieving inflationary pressures. Economic growth fell from a high Annualized rate of 5.6% as of June 30, 2000 to just 2.2% as of September 30, 2000, the weakest performance in four years. With inflation no longer a serious threat, high-quality bond yields fell and prices rose.

     FROM A SECURITY SELECTION STANDPOINT, THE MANAGER MAINTAINED HIS FOCUS ON HIGH-QUALITY BONDS DURING THE REPORTING PERIOD WITH MATURITIES IN THE 10- TO 15-YEAR RANGE. During the reporting period, the manager tended to avoid riskier discount bonds, preferring instead highly rated California bonds with competitive yields and some protection from early redemption.

     Looking forward, the manager expects the Fed's reduction of interest rates to bring the U.S. economy into a "soft landing." The manager also believes that demand for municipal bonds should remain strong based on economic issues related to the outcome of the presidential election. One of the main topics in the campaign was how to spend the enormous federal surplus being accumulated. The Congressional Budget Office's baseline projections show surpluses rising from $232 billion in 2000 to $685 billion in 2010. In fact, the total budget surplus over the next 10 years is projected to be about $4.6 trillion, part of which may be devoted to debt reduction. The gradual elimination of outstanding U.S. Treasury debt over the next decade may continue, putting sovereign debt of all types, including municipal bonds, in short supply. For this reason, the manager expects demand for municipals to remain robust over the near term.

FUND FACTS

FUND OBJECTIVE
To generate high levels of current income exempt from federal and California State personal income taxes+ and preserve the value of its shareholders' investment.

INVESTMENT MANAGER                       DIVIDENDS
Citibank, N.A                            Declared daily, paid monthly, if any

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
November 2, 1998                         Distributed semi-annually, if any

NET ASSETS AS OF 12/31/00                BENCHMARKS
$20.7 million                            o Lipper California State Municipal
                                           Bond Funds Average
                                         o Lehman Brothers California
                                           4 Years Plus Bond Index*

* The Lehman Brothers California 4 Years Plus Bond Index is a broad measure of the California municipal bond market with maturities of at least four years.

+  A portion of the income may be subject to the Federal Alternative Minimum Tax
   (AMT). Consult your personal tax adviser.

PORTFOLIO HIGHLIGHTS

PORTFOLIO DIVERSIFICATION AS OF DECEMBER 31, 2000


         [The table below represents a pie chart in the printed piece.]

*Short-Term                 2%
Transportation             16%
Education                  40%
Utilities                  19%
General Obligation Bonds   12%
Housing                    11%

*Includes cash and net other assets

FUND PERFORMANCE
TOTAL RETURNS

                                                                     SINCE
                                                        ONE           11/2/98
ALL PERIODS ENDING DECEMBER 31, 2000                    YEAR        (INCEPTION)*
================================================================================
Citi California Tax Free Income Fund                   14.33%          5.71%
Lipper California State Municipal Bond Funds Average   12.95%          3.37%+
Lehman Brothers California 4 Years Plus Bond Index     13.47%          4.43%+

 * Average Annual Total Return

 + From 10/31/98

30-Day SEC Yield    4.10%
Income Dividends Per Share    $0.437


GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $11,278 (as of 12/31/00). The graph shows how the Fund compares to its benchmarks over the same period.

        [The table below represents a line chart in the printed piece.]


                 Citi California   Lipper California     Lehman Brothers
                    Tax Free        State Municipal     California 4 Years
                   Income Fund     Bond Funds Average     Plus Bond Index
                                                            (unmanaged)

11/2/98              10000               10000               10000
11/30/98             10110               10040               10044
12/31/98             10122               10041               10050
1/31/99              10279               10152               10173
2/28/99              10199               10098               10135
3/31/99              10222               10112               10164
4/30/99              10217               10123               10168
5/31/99              10095               10041               10089
6/30/99               9918                9865                9921
7/31/99               9949                9877                9952
8/31/99               9887                9742                9827
9/30/99               9926                9729                9840
10/31/99              9802                9545                9682
11/30/99              9928                9633                9801
12/31/99              9865                9522                9683
1/31/00               9836                9447                9639
2/29/00              10029                9606                9811
3/31/00              10275                9862               10088
4/30/00              10172                9767                9923
5/31/00              10133                9708                9897
6/30/00              10415                9992               10211
7/31/00              10546               10152               10370
8/31/00              10827               10368               10608
9/30/00              10745               10307               10547
10/31/00             10845               10395               10639
11/30/00             10901               10472               10719
12/31/00             11278               10746               10987


The graph assumes all dividends and distributions are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. Investors may not invest directly in an index.

CITI CALIFORNIA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS                                       December 31, 2000



MOODY'S
BOND                                            PRINCIPAL
RATING                                           AMOUNT
(UNAUDITED)             ISSUER               (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.1%
--------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS -- 12.3%
--------------------------------------------------------------------------------
Aaa      California State,
         6.05% due 2/01/14                      $  500              $  500,650
Aaa      California State,
         5.25% due 10/01/14                        500                 527,260
Aaa      Mountain View, Los
         Altos California,
         6.00% due 8/01/14                         425                 182,079
Aaa      Puerto Rico
         Commonwealth,
         6.25% due 7/01/12                       1,150               1,345,960
                                                                   -----------
                                                                     2,555,949
                                                                   -----------
EDUCATION -- 39.7%
--------------------------------------------------------------------------------
Aaa      ABC, California
         University School
         District,
         Zero Coupon
         due 8/11/17                               250                 107,105
Aaa      Duarte, California
         University School
         District,
         Zero Coupon
         due 11/01/16                              725                 330,817
Aaa      El Segundo California
         University School
         District,
         Zero Coupon
         due 8/01/17                               350                 149,947
Aaa      Glendale, California
         University School
         District,
         5.75% due 9/01/13                       1,000               1,110,760
Aaa      Jefferson, California
         University High School
         District,
         6.25% due 8/01/20                       1,000               1,175,630
Aaa      Placer, California
         University High School
         District,
         6.00% due 8/01/14                         250                 283,060
Aaa      Pomona, California
         University School
         District,
         6.25% due 2/01/15                         445                 526,555
Aaa      Pomona, California
         University School
         District,
         6.30% due 2/01/16                         480                 569,160
Aaa      Pomona, California
         University School
         District,
         6.50% due 8/01/19                      $2,075             $ 2,456,074
Aaa      Rowland, California
         University School
         District,
         Zero Coupon
         due 9/01/15                               425                 208,437
Aaa      San Bernardino,
         California University
         School District,
         5.625% due 8/01/15                        625                 675,562
Aaa      Union, California
         Elementary School
         District,
         Zero Coupon
         due 9/01/16                             1,400                 644,112
                                                                   -----------
                                                                     8,237,219
                                                                   -----------
HOUSING -- 10.4%
--------------------------------------------------------------------------------
Aaa      California Housing
         Finance Agency,
         AMT,
         5.850% due 8/01/17                      1,000               1,037,700
Aaa      California Rural Home
         Mortgage Finance, AMT,
         6.35% due 12/01/29                      1,000               1,111,360
                                                                   -----------
                                                                     2,149,060
                                                                   -----------
TRANSPORTATION REVENUE -- 16.1%
--------------------------------------------------------------------------------
Aaa      Intermodal Container
         Transfer,
         5.75% due 11/01/14                      2,000               2,246,320
Aaa      Puerto Rico Commonwealth Highway &
         Transportation,
         5.50% due 7/01/15                       1,000               1,101,120
                                                                   -----------
                                                                     3,347,440
                                                                   -----------
UTILITIES -- 18.6%
--------------------------------------------------------------------------------
Aaa      Fresno, California,
         Sewer Revenue,
         6.25% due 9/01/14                       1,000               1,180,420
Aaa      Puerto Rico Commonwealth
         Aqueduct Sewer,
         6.25% due 7/01/13                       1,500               1,764,495

CITI CALIFORNIA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS                                       December 31, 2000


MOODY'S
BOND                                            PRINCIPAL
RATING                                           AMOUNT
(UNAUDITED)             ISSUER               (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
UTILITIES (CONT'D)
--------------------------------------------------------------------------------
Aa2      Sacramento County, California, Sanitation
         District,
         6.00% due 12/01/14                       $250             $   282,380
Aa3      San Diego County, California, Water
         Revenue,
         5.75% due 5/01/12                         560                 632,162
                                                                   -----------
                                                                     3,859,457
                                                                   -----------

TOTAL MUNICIPAL BONDS
  (Identified Cost $18,535,101)                                     20,149,125
                                                                   -----------
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES*
AT AMORTIZED COST -- 1.5%
--------------------------------------------------------------------------------
VMIG-1   California
         Statewide
         Community
         Developments,
         3.80% due 6/01/26                           $300          $   300,000
                                                                   -----------
TOTAL INVESTMENTS
  (Identified Cost
  $18,835,101)                                       98.6%          20,449,125
OTHER ASSETS,
      LESS LIABILITIES                                1.4              298,824
                                                    -----          -----------
NET ASSETS                                          100.0%         $20,747,949
                                                    =====          ===========

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

AMT--Subject to Alternative Minimum Tax

See notes to financial statements

CITI CALIFORNIA TAX FREE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2000
================================================================================
ASSETS:
Investments, at value (Note 1A) (Identified Cost, $18,835,101)      $20,449,125
Cash                                                                     99,332
Interest receivable                                                     355,554
Receivable from the Administrator                                        43,307
--------------------------------------------------------------------------------
  Total assets                                                       20,947,318
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                   100,000
Dividends payable                                                        22,452
Accrued expenses and other liabilities                                   76,917
--------------------------------------------------------------------------------
  Total liabilities                                                     199,369
--------------------------------------------------------------------------------
NET ASSETS                                                          $20,747,949
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $22,976,031
Unrealized appreciation                                               1,614,024
Accumulated net realized loss on investments                         (3,842,106)
--------------------------------------------------------------------------------
  Total                                                             $20,747,949
================================================================================
NET ASSET VALUE, AND OFFERING PRICE PER SHARE
  FOR 2,012,029 SHARES OF BENEFICIAL INTEREST OUTSTANDING                $10.31
================================================================================

See notes to financial statements

CITI CALIFORNIA TAX FREE INCOME FUND
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================
INVESTMENT INCOME  (Note 1B):
Interest                                                             $1,309,664
EXPENSES:
Management fees (Note 2)                                 $122,999
Service fees Class A (Note 3)                              60,103
Service fees Class B (Note 3)                               4,248
Custody and fund accounting fees                           62,791
Transfer agent fees                                        59,105
Legal fees                                                 45,480
Audit fees                                                 28,800
Shareholder reports                                        24,228
Trustee fees                                               18,695
Miscellaneous                                              27,479
--------------------------------------------------------------------------------
  Total expenses                                          453,928
Less: aggregate amounts waived by the Manager (Note 2)   (122,999)
Less: expenses assumed by the Administrator (Note 8)     (129,725)
Less: fees paid indirectly (Note 1E)                       (1,614)
--------------------------------------------------------------------------------
  Net expenses                                                          199,590
--------------------------------------------------------------------------------
Net investment income                                                 1,110,074
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investment transactions                           (515,211)
Net unrealized appreciation                                           2,544,726
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                     2,029,515
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $3,139,589
================================================================================

See notes to financial statements

CITI CALIFORNIA TAX FREE INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                        YEAR ENDED DECEMBER 31,
                                                        -----------------------
                                                         2000           1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                              $  1,110,074    $  2,896,767
Net realized loss from investment transactions         (515,211)     (3,326,822)
Unrealized appreciation (depreciation)
  of investments                                      2,544,726      (1,256,804)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           3,139,589      (1,686,859)
--------------------------------------------------------------------------------
DIVIDENDS DECLARED TO SHAREHOLDERS FROM:
Net investment income (Class A)                      (1,087,410)     (2,844,565)
Net investment income (Class B)                         (22,664)        (52,202)
--------------------------------------------------------------------------------
Decrease in net assets from
  distributions to shareholders                      (1,110,074)     (2,896,767)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
CLASS A
Net proceeds from sale of shares                      3,713,997      11,393,530
Net asset value of shares issued to shareholders
  from reinvestment of dividends                      1,114,019       2,900,180
Cost of shares repurchased                          (20,464,977)    (72,142,600)
--------------------------------------------------------------------------------
  Total Class A                                     (15,636,961)    (57,848,890)
--------------------------------------------------------------------------------
CLASS B (Note 1)
Net proceeds from sale of shares                             --       1,955,112
Net asset value of shares issued to shareholders
  from reinvestment of dividends                         14,284          33,420
Cost of shares repurchased                           (1,261,018)       (660,014)
--------------------------------------------------------------------------------
  Total Class B                                      (1,246,734)      1,328,518
--------------------------------------------------------------------------------
Net decrease in net assets from transactions
  in shares of beneficial interest                  (16,883,695)    (56,520,372)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                          (14,854,180)    (61,103,998)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                  35,602,129      96,706,127
--------------------------------------------------------------------------------
End of period                                      $ 20,747,949    $ 35,602,129
================================================================================

See notes to financial statements

CITI CALIFORNIA TAX FREE INCOME FUND
FINANCIAL HIGHLIGHTS


                                                              NOVEMBER 2, 1998
                                                               (COMMENCEMENT
                                   YEAR ENDED DECEMBER 31,   OF OPERATIONS) TO
                               ---------------------------
                                        2000      1999        DECEMBER 31, 1998
-------------------------------------------------------------------------------
Net Asset Value, beginning of period   $  9.43    $ 10.08         $ 10.00
------------------------------------------------------------------------------
Income From Operations:
Net investment income                    0.437      0.400           0.069
Net realized and unrealized
  gain (loss) on investments             0.880     (0.650)          0.080
------------------------------------------------------------------------------
  Total from operations                  1.317     (0.250)          0.149
------------------------------------------------------------------------------
Less Dividends From:
Net investment income                   (0.437)    (0.400)         (0.069)
------------------------------------------------------------------------------
Net Asset Value, end of period         $ 10.31    $  9.43         $ 10.08
------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                      $20,748    $34,396         $96,706
Ratio of expenses to average
  net assets (a)                          0.80%      0.70%              0%*
Ratio of expenses to average
  net assets after fees paid
  indirectly (A)                          0.81%      0.70%              0%*
Ratio of net investment income
  to average net assets                   4.52%      4.06%           4.16%*
Portfolio turnover                          58%       116%              1%
Total return                             14.33%     (2.54)%          1.49%**

Note: If Agents of the Fund had not voluntarily agreed to waive all of their fees for the period, and the Sub-administrator had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

Net investment income per share        $ 0.340    $ 0.330         $ 0.042
RATIOS:
Expenses to average net assets            1.82%      1.41%           1.60%*
Net investment income to
  average net assets                      3.52%      3.35%           2.56%*
================================================================================
  * Annualized
 ** Not annualized

(A) The expense ratio has been readjusted to reflect a change in reporting requirement. The new reporting guidelines require the Fund to increase its expense ratio by the affect of any expenses offset arrangements with its service providers.

See notes to financial statements

CITI CALIFORNIA TAX FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds California Tax Free Income Portfolio changed its name to Citi California Tax Free Income Fund (the "Fund"). The Fund a separate non-diversified series of CitiFunds Tax Free Income Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The investment manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc ("CFBDS") acted as the Fund's Sub-Administrator through October 31, 2000. CFBDS acted as the Fund's Distributor until August 31, 2000. Effective September 1, 2000 Salomon Smith Barney Inc. became the Fund's Distributor.

     The Fund, as of December 31, 2000, offers Class A shares. Class A shares had a front-end or initial sales charge which was eliminated on July 14, 2000. The Fund commenced its public offering of Class B shares on January 4, 1999 and the 93,315 shares outstanding with a value of $918,220 were converted to Class A shares on July 14, 2000. Shares converted are reflected as a repurchase of Class B shares and a sale of Class A shares in the financial statements. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. For the period ended, CFBDS, acting as the distributor, received net commissions paid by investors of $3,773 from sales of Class A shares and $8,000 in deferred sales charges from redemptions of Class B shares.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. INVESTMENT SECURITY VALUATIONS Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     B. INCOME Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.

     C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investment

CITI CALIFORNIA TAX FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS

transactions. Accordingly, no provision for federal income or excise tax is necessary. Dividends by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders. At December 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover of $3,842,106, $3,130,610 of which will expire on December 31, 2007 and $711,496 of which will expire on December 31, 2008.

     D. DISTRIBUTIONS The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

     E. FEES PAID INDIRECTLY The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expense on the Statement of Operations.

     F. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the administrator. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     G. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

     H. FUTURES CONTRACTS The Fund may engage in futures transactions. The Fund may use futures contracts in order to protect the Fund from fluctuations in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Fund's portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Fund's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Fund's exposure to the underlying instrument, or to hedge other fund investments.

     Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily

CITI CALIFORNIA TAX FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)


fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. Citibank is a wholly-owned subsidiary of Citigroup Inc.

     The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.50% of the Fund's average daily net assets. The management fee amounted to $122,999 all of which was voluntarily waived for the year ended December 31, 2000. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Citibank or CFBDS, all of whom receive remuneration for their services to the Trust from the Citibank, CFBDS or its affiliates.

3. SERVICE FEES While the Fund offered two share classes, the Fund maintained separate Service Plans for Class A and Class B shares, which were adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The service fees for Class A shares amounted to $60,103 for the year ended December 31, 2000. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The distribution fees for Class B shares amounted to $4,248 for the period, Class B shares were converted to Class A on July 14, 2000. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

CITI CALIFORNIA TAX FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS


4. PURCHASES AND SALES OF INVESTMENTS  Purchases and sales of investments, other
than  U.S.  Government   securities  and  short-term   obligations,   aggregated
$14,046,570 and $30,804,549, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                 YEAR ENDED DECEMBER 31,
                                            ---------------------------------
                                                  2000               1999
================================================================================
CLASS A
Shares sold                                     379,250          1,129,336
Shares issued to shareholders from
  reinvestment of distributions                 114,571            294,959
Shares repurchased                           (2,127,844)        (7,371,922)
--------------------------------------------------------------------------------
  Class A net decrease                       (1,634,023)        (5,947,627)
--------------------------------------------------------------------------------
CLASS B
Shares sold                                          --            193,805
Shares issued to shareholders from
  reinvestment of dividends                       1,497              3,439
Shares repurchased                             (129,383)           (69,358)
--------------------------------------------------------------------------------
  Class B net increase (decrease)              (127,886)           127,886
================================================================================

6. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 2000, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $ 18,835,101
================================================================================
Gross unrealized appreciation                                       $  1,614,024
Gross unrealized depreciation                                                 --
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $  1,614,024
================================================================================

7. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 2000, the commitment fee allocated to the Fund was $56. Since the line of credit was established there have been no borrowings.

8. ASSUMPTION OF EXPENSES CFBDS and Citibank has voluntarily agreed to pay a portion of the expenses of the Fund for the year ended December 31, 2000, which amounted to $129,725 to maintain a voluntary expense limitation of 0.80% of average daily net assets. This voluntary expense limitation may be discontinued at any time.

CITI CALIFORNIA TAX FREE INCOME FUND
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF CITIFUNDS TAX FREE INCOME TRUST AND SHAREHOLDERS OF CITI CALIFORNIA TAX FREE INCOME FUND:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Citi California Tax Free Income Fund, a separate series of CitiFunds Tax Free Income Trust (the "Trust") (a Massachusetts business trust), as of December 31, 2000, the related statement of operations and the statement of changes in net assets for the years ended December 31, 2000 and 1999 and the financial highlights for the years ended December 31, 2000 and 1999 and for the period November 2, 1998 (Commencement of Operations) to December 31, 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights referred to above, present fairly, in all material respects, the financial position of Citi California Tax Free Income Fund at December 31, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 1, 2001

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., CHAIRMAN
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon*
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.**

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

 * AFFILIATED PERSON OF INVESTMENT MANAGER
** TRUSTEE EMERITUS

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street
New York, N.Y. 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

This report is prepared for the information of shareholders of Citi California Tax Free Income Fund. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi California Tax Free Income Fund.


(C)2001 Citicorp    [RECYCLE LOGO]Printed on recycled paper         CFA/CAT/1200